Nature of operations and reorganizations - Second Reorganization (Details) - $ / shares	Jan. 11, 2021	Dec. 31, 2020	Nov. 25, 2020	Sep. 25, 2020	Dec. 31, 2019	Jan. 02, 2018
Reorganization [Line Items]
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000		500,000,000	5,000,000,000	500,000,000
Ordinary shares, shares issued		1,436,815,570	143,681,557	2	1,436,815,570	1
Ordinary shares, shares outstanding		1,436,815,570	143,681,557	2	1,436,815,570	1
Ordinary shares, par value (in USD per share)	$ 0.00001	$ 0.00001	$ 0.0001	$ 0.0001	$ 0.00001	$ 0.0001
Relx HK
Reorganization [Line Items]
Equity interests (as a percent)				100.00%